OTHER PAYABLES AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financial liabilities
Payable for capital expenditures		¥ 4,677,705	¥ 6,832,365
Accrued interest		533,382	494,341
Payables withheld as guarantees and deposits		1,748,356	1,346,361
Dividends payable by subsidiaries to non-controlling shareholders		289,791	518,360
Consideration payable for investment projects		23,740	141,740
Current portion of payables for mining rights		460,101	372,824
Others		1,254,375	1,085,516
Financial liabilities included in other payables and accrued liabilities		8,987,450	10,791,507
Output value added tax on pending		271,963	210,283
Taxes other than income taxes payable		797,251	696,407
Accrued payroll and bonus		71,486	21,902
Staff welfare payables		323,180	258,654
Current portion of obligations in relation to early retirement schemes		279,470	415,470
Contribution payable for pension insurance		22,935	20,386
Others		273	999
Other payables and accrued liabilities, excluded financial liabilities		1,766,558	1,624,101
Total other payables and accrued liabilities	$ 1,648,123	10,754,008	12,415,608
USD
Financial liabilities
Total other payables and accrued liabilities		92,000	825,000
HKD
Financial liabilities
Total other payables and accrued liabilities		¥ 160	¥ 250